Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current finance debt	$ 4,474	$ 3,284
Non-current finance debt	55,073	48,670
Total	59,547	51,954
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt	4,474	3,284
Non-current finance debt	55,073	48,670
Total	$ 59,547	$ 51,954